Transamerica Large Core

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 1.7%
Boeing Co.	2,160	$ 341,280
Howmet Aerospace, Inc.	12,493	184,646
Huntington Ingalls Industries, Inc.	1,901	330,223
Lockheed Martin Corp.	3,203	1,213,841
Northrop Grumman Corp.	1,376	447,214
Raytheon Technologies Corp.	8,295	470,161

		2,987,365

Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	3,480	326,146
Expeditors International of Washington, Inc.	1,851	156,428
United Parcel Service, Inc., Class B	2,762	394,303

		876,877

Airlines - 0.1%
Alaska Air Group, Inc.	4,011	138,139
Delta Air Lines, Inc.	4,501	112,390

		250,529

Auto Components - 0.1%
BorgWarner, Inc.	6,014	220,112

Banks - 3.3%
Bank of America Corp.	72,119	1,794,321
Citigroup, Inc.	8,804	440,288
Fifth Third Bancorp	26,098	518,306
JPMorgan Chase & Co.	13,708	1,324,741
M&T Bank Corp.	3,124	330,988
SVB Financial Group (A)	508	113,929
Truist Financial Corp.	7,150	267,839
US Bancorp	26,703	983,739

		5,774,151

Beverages - 1.9%
Coca-Cola Co.	35,231	1,664,312
Monster Beverage Corp. (A)	5,767	452,594
PepsiCo, Inc.	9,068	1,248,301

		3,365,207

Biotechnology - 2.7%
AbbVie, Inc.	12,251	1,162,743
Alexion Pharmaceuticals, Inc. (A)	2,214	226,913
Amgen, Inc.	4,761	1,164,874
Biogen, Inc. (A)	1,773	487,025
Gilead Sciences, Inc.	9,623	669,087
Regeneron Pharmaceuticals, Inc. (A)	445	281,271
Vertex Pharmaceuticals, Inc. (A)	2,554	694,688

		4,686,601

Building Products - 0.3%
Allegion PLC	2,466	245,269
Masco Corp.	3,821	218,408

		463,677

Capital Markets - 2.8%
Ameriprise Financial, Inc.	3,292	505,750
Charles Schwab Corp.	2,533	83,969
E*TRADE Financial Corp.	4,989	253,291
Intercontinental Exchange, Inc.	2,479	239,918

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
MarketAxess Holdings, Inc.	960	$ 496,032
Moody’s Corp.	1,859	522,937
MSCI, Inc.	514	193,254
Northern Trust Corp.	9,321	730,300
S&P Global, Inc.	2,590	907,147
State Street Corp.	3,197	203,937
T. Rowe Price Group, Inc.	6,086	840,477

		4,977,012

Chemicals - 1.0%
Celanese Corp.	5,681	552,193
Corteva, Inc.	12,824	366,253
Dow, Inc.	13,513	554,844
Eastman Chemical Co.	1,217	90,825
PPG Industries, Inc.	1,733	186,558
Sherwin-Williams Co.	112	72,567

		1,823,240

Communications Equipment - 1.2%
Arista Networks, Inc. (A)	451	117,156
Cisco Systems, Inc.	33,583	1,581,759
Motorola Solutions, Inc.	3,257	455,329

		2,154,244

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	1,283	265,812

Consumer Finance - 0.2%
Discover Financial Services	3,103	153,381
Synchrony Financial	6,389	141,389

		294,770

Containers & Packaging - 0.4%
International Paper Co.	5,805	201,956
Packaging Corp. of America	4,522	434,655
Sealed Air Corp.	2,592	92,482

		729,093

Distributors - 0.2%
LKQ Corp. (A)	10,763	303,409

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B (A)	14,601	2,858,584

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	44,266	1,309,388
CenturyLink, Inc.	17,961	173,324
Verizon Communications, Inc.	8,765	503,812

		1,986,524

Electric Utilities - 2.2%
Duke Energy Corp.	2,581	218,714
Entergy Corp.	3,351	352,291
Evergy, Inc.	15,593	1,010,894
Exelon Corp.	19,746	762,393
NextEra Energy, Inc.	1,954	548,488
NRG Energy, Inc.	9,591	324,272
Pinnacle West Capital Corp.	3,891	323,264
Southern Co.	7,659	418,258

		3,958,574

Electrical Equipment - 0.3%
Eaton Corp. PLC	5,005	466,116

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.2%
IPG Photonics Corp. (A)	446	$ 79,838
Keysight Technologies, Inc. (A)	3,141	313,755

		393,593

Energy Equipment & Services - 0.3%
Baker Hughes Co.	15,996	247,778
Halliburton Co.	4,277	61,289
Schlumberger, Ltd.	7,648	138,735
TechnipFMC PLC	20,729	166,454

		614,256

Entertainment - 2.0%
Activision Blizzard, Inc.	8,938	738,547
Electronic Arts, Inc. (A)	4,359	617,322
Netflix, Inc. (A)	2,260	1,104,869
Take-Two Interactive Software, Inc. (A)	3,428	562,260
Walt Disney Co.	4,798	561,078

		3,584,076

Equity Real Estate Investment Trusts - 2.6%
American Tower Corp.	1,845	482,264
AvalonBay Communities, Inc.	547	83,757
Boston Properties, Inc.	5,177	461,219
Digital Realty Trust, Inc.	715	114,786
Equinix, Inc.	324	254,495
Equity Residential	9,033	484,440
Essex Property Trust, Inc.	2,592	572,158
Extra Space Storage, Inc.	3,276	338,542
Kimco Realty Corp.	15,782	175,969
Public Storage	4,608	921,047
SBA Communications Corp.	1,116	347,679
Simon Property Group, Inc.	5,425	338,249

		4,574,605

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	1,976	643,247
Kroger Co.	4,543	158,051
Sysco Corp.	6,886	363,925
Walgreens Boots Alliance, Inc.	2,863	116,553
Walmart, Inc.	9,302	1,203,679

		2,485,455

Food Products - 0.4%
Hershey Co.	3,121	453,825
Mondelez International, Inc., Class A	2,196	121,856
Tyson Foods, Inc., Class A	3,292	202,293

		777,974

Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	15,354	1,545,227
Align Technology, Inc. (A)	1,147	337,011
DENTSPLY SIRONA, Inc.	2,651	118,235
DexCom, Inc. (A)	456	198,606
Edwards Lifesciences Corp. (A)	11,721	919,044
Intuitive Surgical, Inc. (A)	696	477,066
Medtronic PLC	13,405	1,293,314
ResMed, Inc.	835	169,096
Stryker Corp.	691	133,570
West Pharmaceutical Services, Inc.	634	170,464

		5,361,633

Health Care Providers & Services - 3.7%
Anthem, Inc.	2,770	758,426
Cardinal Health, Inc.	5,952	325,098

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Cigna Corp.	3,980	$ 687,306
CVS Health Corp.	13,531	851,641
DaVita, Inc. (A)	3,201	279,735
HCA Healthcare, Inc.	1,029	130,313
Henry Schein, Inc. (A)	7,460	512,726
Humana, Inc.	1,537	603,196
McKesson Corp.	1,851	277,946
UnitedHealth Group, Inc.	6,153	1,863,005
Universal Health Services, Inc., Class B	2,480	272,552

		6,561,944

Health Care Technology - 0.1%
Cerner Corp.	3,004	208,628

Hotels, Restaurants & Leisure - 1.0%
Carnival Corp.	4,119	57,172
Chipotle Mexican Grill, Inc. (A)	140	161,722
Las Vegas Sands Corp.	1,637	71,439
McDonald’s Corp.	5,493	1,067,180
Starbucks Corp.	4,582	350,660
Yum! Brands, Inc.	821	74,752

		1,782,925

Household Durables - 0.8%
D.R. Horton, Inc.	4,765	315,252
Garmin, Ltd.	5,232	515,823
Lennar Corp., Class A	1,956	141,517
Newell Brands, Inc.	6,131	100,548
PulteGroup, Inc.	9,237	402,733

		1,475,873

Household Products - 2.5%
Clorox Co.	486	114,944
Colgate-Palmolive Co.	10,899	841,402
Kimberly-Clark Corp.	8,899	1,353,004
Procter & Gamble Co.	16,324	2,140,403

		4,449,753

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	13,312	202,742

Industrial Conglomerates - 1.0%
3M Co.	3,092	465,253
General Electric Co.	40,783	247,553
Honeywell International, Inc.	7,330	1,094,882

		1,807,688

Insurance - 2.5%
Aflac, Inc.	16,581	589,786
Allstate Corp.	5,221	492,810
American International Group, Inc.	4,322	138,909
Aon PLC, Class A	2,478	508,535
Arthur J. Gallagher & Co.	3,148	338,379
Assurant, Inc.	2,364	254,059
Chubb, Ltd.	3,999	508,833
Hartford Financial Services Group, Inc.	10,934	462,727
MetLife, Inc.	7,642	289,250
Progressive Corp.	3,769	340,491
Travelers Cos., Inc.	3,272	374,382
W.R. Berkley Corp.	1,450	89,538

		4,387,699

Interactive Media & Services - 5.6%
Alphabet, Inc., Class A (A)	967	1,438,848

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Alphabet, Inc., Class C (A)	2,868	$ 4,253,129
Facebook, Inc., Class A (A)	16,451	4,173,125

		9,865,102

Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc. (A)	2,509	7,940,182
Booking Holdings, Inc. (A)	420	698,095
eBay, Inc.	10,562	583,867

		9,222,144

IT Services - 5.6%
Accenture PLC, Class A	2,529	568,469
Akamai Technologies, Inc. (A)	2,870	322,703
Automatic Data Processing, Inc.	3,104	412,553
Cognizant Technology Solutions Corp., Class A	4,844	330,942
DXC Technology Co.	6,016	107,746
Fiserv, Inc. (A)	3,168	316,135
FleetCor Technologies, Inc. (A)	796	205,822
International Business Machines Corp.	7,867	967,169
Jack Henry & Associates, Inc.	1,112	198,269
Leidos Holdings, Inc.	2,035	193,651
Mastercard, Inc., Class A	7,564	2,333,721
PayPal Holdings, Inc. (A)	6,171	1,209,948
VeriSign, Inc. (A)	574	121,504
Visa, Inc., Class A	13,284	2,529,273

		9,817,905

Leisure Products - 0.1%
Hasbro, Inc.	1,423	103,537

Life Sciences Tools & Services - 0.3%
Illumina, Inc. (A)	1,517	579,737

Machinery - 1.3%
Caterpillar, Inc.	3,025	401,962
Cummins, Inc.	4,507	871,023
Dover Corp.	2,213	227,784
Otis Worldwide Corp.	5,451	341,995
Snap-on, Inc.	2,571	375,032

		2,217,796

Media - 2.1%
Charter Communications, Inc., Class A (A)	2,262	1,311,960
Comcast Corp., Class A	36,327	1,554,796
Discovery, Inc., Class A (A) (B)	5,724	120,776
Discovery, Inc., Class C (A)	11,551	218,891
Fox Corp., Class A	8,115	209,124
Fox Corp., Class B (A)	3,250	83,752
Omnicom Group, Inc. (B)	3,220	173,011

		3,672,310

Metals & Mining - 0.4%
Newmont Corp.	6,116	423,227
Nucor Corp.	8,431	353,681

		776,908

Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	10,680	597,439
Sempra Energy	1,132	140,889
WEC Energy Group, Inc.	946	90,116

		828,444

Multiline Retail - 0.9%
Dollar General Corp.	3,652	695,341

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail (continued)
Dollar Tree, Inc. (A)	2,492	$ 232,628
Kohl’s Corp.	7,346	139,868
Target Corp.	3,623	456,063

		1,523,900

Oil, Gas & Consumable Fuels - 2.4%
Cabot Oil & Gas Corp.	5,404	101,055
Chevron Corp.	15,236	1,278,910
ConocoPhillips	15,877	593,641
EOG Resources, Inc.	8,455	396,117
Exxon Mobil Corp.	12,129	510,388
HollyFrontier Corp.	3,033	83,407
Occidental Petroleum Corp.	4,888	76,937
Phillips 66	6,178	383,160
Pioneer Natural Resources Co.	3,138	304,135
Valero Energy Corp.	5,085	285,930
Williams Cos., Inc.	9,887	189,138

		4,202,818

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	17,321	1,016,050
Eli Lilly & Co.	3,878	582,825
Johnson & Johnson	13,546	1,974,465
Merck & Co., Inc.	14,243	1,142,858
Pfizer, Inc.	52,895	2,035,399
Zoetis, Inc.	1,806	273,934

		7,025,531

Professional Services - 0.5%
IHS Markit, Ltd.	6,362	513,604
Robert Half International, Inc.	6,907	351,359

		864,963

Road & Rail - 1.5%
CSX Corp.	9,385	669,526
Kansas City Southern	2,419	415,705
Norfolk Southern Corp.	613	117,825
Union Pacific Corp.	8,036	1,393,040

		2,596,096

Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc. (A)	7,004	542,320
Analog Devices, Inc.	1,734	199,150
Applied Materials, Inc.	10,524	677,009
Broadcom, Inc.	1,225	388,019
Intel Corp.	35,241	1,682,053
Lam Research Corp.	1,685	635,515
Microchip Technology, Inc.	1,823	185,454
Micron Technology, Inc. (A)	5,994	300,030
NVIDIA Corp.	3,905	1,658,024
Qorvo, Inc. (A)	2,286	292,951
QUALCOMM, Inc.	9,955	1,051,347
Texas Instruments, Inc.	12,017	1,532,768
Xilinx, Inc.	1,730	185,715

		9,330,355

Software - 8.2%
Adobe, Inc. (A)	3,581	1,591,110
Autodesk, Inc. (A)	727	171,885
Citrix Systems, Inc.	2,012	287,233
Fortinet, Inc. (A)	1,636	226,259
Intuit, Inc.	1,201	367,950
Microsoft Corp.	50,165	10,284,327
Oracle Corp.	2,565	142,229
salesforce.com, Inc. (A)	4,017	782,712

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
ServiceNow, Inc. (A)	1,255	$ 551,196
Tyler Technologies, Inc. (A)	382	136,470

		14,541,371

Specialty Retail - 2.5%
AutoZone, Inc. (A)	416	502,287
Best Buy Co., Inc.	2,421	241,107
Home Depot, Inc.	9,443	2,507,022
Lowe’s Cos., Inc.	6,011	895,098
O’Reilly Automotive, Inc. (A)	398	189,997
TJX Cos., Inc.	1,799	93,530

		4,429,041

Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	29,173	12,399,692
Western Digital Corp.	1,999	86,157

		12,485,849

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	3,659	357,155
Ralph Lauren Corp.	1,806	128,768

		485,923

Tobacco - 1.1%
Altria Group, Inc.	22,105	909,621
Philip Morris International, Inc.	13,477	1,035,168

		1,944,789

Trading Companies & Distributors - 0.2%
United Rentals, Inc. (A)	672	104,409
WW Grainger, Inc.	923	315,232

		419,641

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (A)	4,511	484,391

Total Common Stocks (Cost $147,289,270)		174,529,292

EXCHANGE-TRADED FUND - 0.9%
U.S. Equity Fund - 0.9%
SPDR S&P 500 ETF Trust	4,978	1,625,416

Total Exchange-Traded Fund (Cost $1,269,495)		1,625,416

WARRANT - 0.0% (C)
Oil, Gas & Consumable Fuels - 0.0% (C)
Occidental Petroleum Corp., (A) Exercise Price $5.60, Expiration Date 08/03/2027	611	3,422

Total Warrant (Cost $0)		3,422

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (D)	104,857	$ 104,857

Total Other Investment Company (Cost $104,857)		104,857

Total Investments (Cost $148,663,622)		176,262,987
Net Other Assets (Liabilities) - 0.2%		266,097

Net Assets - 100.0%		$ 176,529,084

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$174,529,292	$—	$—	$174,529,292
Exchange-Traded Fund	1,625,416	—	—	1,625,416
Warrant	3,422	—	—	3,422
Other Investment Company	104,857	—	—	104,857

Total Investments	$176,262,987	$—	$—	$176,262,987

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $290,790, collateralized by cash collateral of $104,857 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $193,664. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at July 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Large Core

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 6